Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of discontinued operations [Abstract]
Schedule of Results Attributable to Discontinued Operations
Set forth below are the results attributable to the discontinued operations

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
	$ Thousands
Revenue	-	-	1,777,232
Cost of sales and services (excluding depreciation and amortization)	-	-	(1,235,214)
Depreciation and amortization	-	-	(135,733)
Gross profit	-	-	406,285
Profit before income taxes	-	-	152,280
Recovery of retained claims	30,000	5,340	-
Income taxes (1)	(5,347)	(10,971)	(73,141)
(Loss)/profit after income taxes	24,653	(5,631)	79,139
Gain on sale of discontinued operations	-	-	529,923
Tax on gain/loss on sale of discontinued operations	-	-	(132,497)
Profit/(loss) from discontinued operations	24,653	(5,631)	476,565

Net cash flows provided by operating activities	-	-	319,637
Net cash flows provided by/(used in) investing activities	24,567	(155,361)	816,544
Net cash flows used in financing activities	-	-	(103,524)
Cash and cash equivalents provided by/(used in) discontinued operations	24,567	(155,361)	1,032,657

(1)	Additional taxes mainly relates to the sale by IC Power of its Latin American and Caribbean businesses and tax on retained claims.